Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2014
Stockholders' Equity Note [Abstract]
Schedule of Common Stock Outstanding Roll Forward [Table Text Block]
		December 31
	2014	2013

Common shares
Common shares issued and outstanding, beginning of the year	114,853	114,994
Common shares issued on exercise of share based options, during the year	12	9
Repurchase of common shares, during the year	(2,681)	-
Restricted common shares purchased, during the year	(168)	(218)
Restricted common shares forfeited, during the year	13	8
Restricted common shares vested, during the year	78	60
Common shares issued and outstanding, end of year	112,107	114,853

Restricted common shares
Restricted common shares issued and outstanding, beginning of year	322	172
Restricted common shares purchased, during the year	168	218
Restricted common shares forfeited, during the year	(13)	(8)
Restricted common shares vested, during the year	(78)	(60)
Restricted common shares issued and outstanding, end of year	399	322

Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
	Foreign currency translation adjustment	Derivatives designated as cash flow hedges, net of income tax	Accumulated other comprehen-sive loss
December 31, 2014
Balance, beginning of year	$(81,473)	$(418)	$(81,891)
Other comprehensive loss before reclassifications, during the year	(41,773)	-	(41,773)
Amounts reclassified from accumulated other comprehensive loss, during the year	-	418	418
Balance, end of year	$(123,246)	$-	$(123,246)

December 31, 2013
Balance, beginning of year	$(48,292)	$176	$(48,116)
Other comprehensive loss before reclassifications, during the year	(33,181)	(1,051)	(34,232)
Amounts reclassified from accumulated other comprehensive loss, during the year	-	457	457
Balance, end of year	$(81,473)	$(418)	$(81,891)

Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]

	December 31
	2014	2013

Net income	$126,516	$117,970

Weighted average number of shares, basic	114,822	115,170
Dilutive effect of share based options	-	-
Weighted average number of shares, diluted	114,822	115,170

Net income per weighted average share, basic and diluted	$1.10	$1.02
Issued and outstanding share based options	1,111	2,639